INVESTMENT IN ASSOCIATE (Details Narrative) € in Thousands, $ in Thousands					12 Months Ended
	Jul. 13, 2023	Sep. 12, 2022 USD ($)	Jun. 01, 2020 USD ($) shares	Jun. 01, 2020 EUR (€) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Convertible Note description	On July 13, 2022, the Company entered into a commitment with Stimunity to provide €600,000 under a convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provides for simple interest at 7% per annum. The Stimunity Convertible Note is automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. If such subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Additionally, if Stimunity completes a financing with a new category of shares (other than Common Shares or Series A shares) for at least €5 million (the “Minimum Raise”), the Company will have the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. In the event that Stimunity does not close a financing prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert the Stimunity Convertible Note into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Stimunity Convertible Note was funded on September 12, 2022. See Note 18, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.
Translated value		$ 614
Unrealized gain					$ 39
Increasing the carrying value					653
Impairment analysis					607
Stimunity convertible note receivable					211
Decreasing the carrying value					806
Stimunity convertible note					442
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Additionall investment			$ 1,000	€ 900
Subscribing class A shares | shares			2,479	2,479
Proportion of ownership interest in associate			44.00%	44.00%
Equity in (loss) income					$ 260	$ 62	$ 490